RIGHT-OF-USE ASSETS - Disclosure of detailed information about right-of-use assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	$ 1,023
Additions during the year: Depreciation and amortization	209	$ 136
Ending Balance	935	1,023
Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	1,150	777
Additions during the year: New leases	107	396
Additions during the year: Adjustments arising from translating financial statements from functional currency to presentation currency	62	13
Disposals during the year: Termination of leases	(73)	(36)
Ending Balance	1,246	1,150
Accumulated depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	127	0
Additions during the year: Depreciation and amortization	209	136
Additions during the year: Adjustments arising from translating financial statements from functional currency to presentation currency	10	1
Disposals during the year: Termination of leases	(35)	(10)
Ending Balance	311	127
Land and buildings [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	875
Ending Balance	811	875
Land and buildings [Member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	955	777
Additions during the year: New leases	0	167
Additions during the year: Adjustments arising from translating financial statements from functional currency to presentation currency	50	11
Disposals during the year: Termination of leases	0	0
Ending Balance	1,005	955
Land and buildings [Member] | Accumulated depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	80	0
Additions during the year: Depreciation and amortization	107	79
Additions during the year: Adjustments arising from translating financial statements from functional currency to presentation currency	7	1
Disposals during the year: Termination of leases	0	0
Ending Balance	194	80
Motor vehicles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	148
Ending Balance	124	148
Motor vehicles [Member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	195	0
Additions during the year: New leases	107	229
Additions during the year: Adjustments arising from translating financial statements from functional currency to presentation currency	12	2
Disposals during the year: Termination of leases	(73)	(36)
Ending Balance	241	195
Motor vehicles [Member] | Accumulated depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	47	0
Additions during the year: Depreciation and amortization	102	57
Additions during the year: Adjustments arising from translating financial statements from functional currency to presentation currency	3	0
Disposals during the year: Termination of leases	(35)	(10)
Ending Balance	$ 117	$ 47